Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 23,931	$ 2,188			$ 3,302
Restricted cash	118	189			0
Trade receivables, net of allowance for doubtful accounts of $3,239 in 2019 and $3,759 in 2018	12,438	13,121		$ 12,645	12,645
Prepaid and other current assets	34,388	28,178			10,668
Total current assets	70,875	43,676			26,615
Property and equipment, net of accumulated depreciation of $43,685 in 2019 and $40,531 in 2018	37,154	36,539			32,789
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization of $1,670,228 in 2019 and $1,621,242 in 2018	1,176,776	1,195,463			1,302,028
Dealer network and other intangible assets, net of accumulated amortization of $0 in 2018 and $42,806 in 2017		0			6,994
Goodwill		0			563,549	$ 563,549
Deferred income tax asset, net	783	783			0
Other assets, net	25,606	29,307			9,340
Total assets	1,330,914	1,305,768			1,941,315
Current liabilities:
Accounts payable	12,942	12,099			11,073
Other accrued liabilities	47,393	31,085			53,484
Deferred revenue	12,698	13,060		$ 12,892	13,871
Holdback liability	12,041	11,513			9,309
Current portion of long-term debt	1,838,900	1,816,450			11,000
Total current liabilities	1,923,974	1,884,207			98,737
Non-current liabilities:
Long-term debt	0	0			1,707,297
Long-term holdback liability	1,979	1,770			2,658
Derivative financial instruments	9,287	6,039			13,491
Deferred income tax liability, net		0			13,304
Other liabilities	2,899	2,727			3,092
Total liabilities	1,954,689	1,894,743			1,838,579
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017	0	0			0
Additional paid-in capital	437,149	439,711			444,330
Accumulated deficit	(1,068,064)	(1,036,294)			(334,219)
Accumulated other comprehensive loss, net	7,140	7,608			(7,375)
Total stockholder's deficit	(623,775)	(588,975)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's deficit	$ 1,330,914	$ 1,305,768			$ 1,941,315